Exceptional items and remeasurements - Narrative (Details) £ in Millions, $ in Millions			6 Months Ended
	May 29, 2025 GBP (£)	May 29, 2025 USD ($)	Sep. 30, 2025 GBP (£)	Sep. 30, 2024 GBP (£)	Mar. 31, 2024 GBP (£)
Disclosure Of Exceptional Items [Line Items]
Transformation programme, period			4 years
National Grid Renewables | Assets and liabilities classified as held for sale
Disclosure Of Exceptional Items [Line Items]
Net loss on disposal of NG Renewables	£ 91
Consideration paid (received)	£ 1,531	$ 2,061
UK Electricity System Operator | Assets and liabilities classified as held for sale
Disclosure Of Exceptional Items [Line Items]
Provisions					£ 498
Exceptional items
Disclosure Of Exceptional Items [Line Items]
Expense of restructuring activities			£ 15	£ 42
Transaction, separation and integration costs			19
Cash outflows relating to transaction, separation and integration costs			11
Changes in environmental provisions			25	(1)
Exceptional items | National Grid Renewables | Assets and liabilities classified as held for sale
Disclosure Of Exceptional Items [Line Items]
Net loss on disposal of NG Renewables			96
Exceptional items | Major transformation programme
Disclosure Of Exceptional Items [Line Items]
Expense of restructuring activities			15	42
Cash outflows relating to restructuring activities			£ 14	£ 33